Consolidated Balance Sheets (USD $)	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash and cash equivalents	$ 9,791	$ 512,006
Prepaid expenses	238,860	2,500
Other current assets - related party	20,839	0
Total current assets	269,490	514,506
EQUIPMENT, NET	412,070	0
OTHER ASSETS
Contractual rights	600,000	150,000
Mining claims	15,086	11,275
Security deposits	2,050	0
TOTAL ASSETS	1,298,696	675,781
CURRENT LIABILITIES:
Accounts payable	774,235	101,869
Accounts payable - related parties	489,435	0
Accrued payroll and vacation	35,914	0
Accrued expenses - related parties	80,011	61,728
Other current liabilities	28,167	0
Demand promissory notes	0	150,000
Total current liabilities	1,407,762	313,597
LONG TERM LIABILITIES:
Derivative liability-warrants	0	4,200
Convertible debentures	0	625,000
TOTAL LONG TERM LIABILITIES	0	629,200
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY
Preferred stock, $.10 par value; 1,000,000 shares authorized, -0- shares issued and outstanding at October 31, 2011 and 2010, respectively	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 18,450,354 and 8,828,313 shares issued and outstanding at October 31, 2011 and 2010, respectively	18,450	8,828
Additional paid in capital	4,402,762	219,174
Accumulated deficit	(4,530,278)	(495,018)
Total stockholders' equity (deficit)	(109,066)	(267,016)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,298,696	$ 675,781